Share-Based Payments	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Share-Based Payments

Note 7 – Share-Based Payments

Warrant Issuance-GMA Consulting Services

We issued 1,362,922 warrants to purchase shares of our common stock at $0.007 per share as part of our consulting agreement with GMA, at December 31, 2019.

The warrants entitle the holder to purchase one share per warrant of the Company’s common stock at a price of $0.01 per share during the five-year period commencing on October 2, 2018, or, if greater, the number of common shares with a market value equivalent to two percent of the enterprise value of the Company at an exercise price of $0.008 per share.

As an incentive for GMA to convert their debt and accrued interest into shares of common stock, we retired the original 1,362,922 warrants and issued 2,725,844 pre-merger new warrants to purchase shares of our common stock at $0.18 per share. These warrants have a 3-year term and remain outstanding as of March 31, 2021.

Stock Plan

We have adopted the 2012 Stock Incentive Plan for SBG (the “Plan”), which provides for the grant of common stock and stock options to employees. We have reserved 4,088,765 shares for issuance under the Plan. The option exercise price generally may not be less than the underlying stock’s fair market value at the date of the grant and generally have a term of ten years. On December 7, 2019, our Board of Directors granted 1,124,410 options to certain employees and consultants. None of these options were exercised at March 31, 2021. As of March 31, 2021, the total number of options available for grant is 306,657 under this plan.

We measure employee stock-based awards at the grant-date fair value and recognizes employee compensation expense on a straight-line basis over the vesting period of the award. Determining the appropriate fair value of stock-based awards requires the input of subjective assumptions, including the fair value of our common stock, and for stock options, the expected life of the option, and expected stock price volatility and exercise price. We used the Black-Scholes option pricing model to value its stock option awards. The assumptions used in calculating the fair value of stock- based awards represent management’s best estimates and involve inherent uncertainties and the application of management’s judgment. As a result, if factors change and management uses different assumptions, stock-based compensation expense could be materially different for future awards. The expected life of stock options was estimated using the “simplified method,” which calculates the expected term as the midpoint between the weighted average time to vesting and the contractual maturity, we have limited historical information to develop reasonable expectations about future exercise patterns and employment duration for its stock options grants. The simplified method is based on the average of the vesting tranches and the contractual life of each grant. For stock price volatility, we use comparable public companies as a basis for its expected volatility to calculate the fair value of options granted. The risk-free interest rate is based on U.S. Treasury notes with a term approximating the expected life of the option. The estimation of the number of stock awards that will ultimately vest requires judgment, and to the extent actual results or updated estimates differ from the Company’s current estimates, such amounts are recognized as an adjustment in the period in which estimates are revised.

Concurrently with the consummation of the Merger, options to purchase 825,000 SBG shares were converted to options to purchase 1,124,410 Splash Beverage Group, Inc. shares.

		Weighted Average
	Options	Exercise Price
Outstanding - Beginning of 2021	3,758,910	$0.76
Granted	-	$-
Exercised	-	$-
Cancelled/forfeited	-	$-
Outstanding - March 31, 2021	3,758,910	$0.76

Exercisable at March, 31 2021	3,758,910	$0.76

Weighted average grant date fair value of options during year	-

Weighted average duration to expiration of outstanding options at March 31, 2021	4.3

In August 2020, we adopted a new incentive plan. The 2020 Long-Term Incentive Compensation Plan (the “Plan”) is established by Splash Beverage Group, Inc., a Colorado corporation (the “Company”), to create incentives which are designed to motivate Participants to put forth maximum effort toward the success and growth of the Company and to enable the Company to attract and retain experienced individuals who by their position, ability and diligence are able to make important contributions to the Company’s success. Toward these objectives, the Plan provides for the grant of Options, Restricted Stock Awards, Stock Appreciation Rights (“SARs”), Performance Units and Performance Bonuses to Eligible Employees and the grant of Nonqualified Stock Options, Restricted Stock Awards, SARs and Performance Units to Consultants and Eligible Directors, subject to the conditions set forth in the Plan. At December 31, 2020, the board approved the granting of 2,634,500 warrants were issued under this new plan. These warrants expire in 5 years.

Note 7 – Share-Based Payments

Warrant Issuance-GMA Consulting Services

We issued 1,362,922 warrants to purchase shares of our common stock at $0.007 per share as part of our consulting agreement with GMA, at December 31, 2020, the weighted average life of the outstanding warrants is 2.75 years.

The warrants entitle the holder to purchase one share per warrant of our common stock at a price of $0.01 per share during the five-year period commencing on October 2, 2018, or, if greater, the number of common shares with a market value equivalent to two percent of the enterprise value of the Company at an exercise price of $0.008 per share.

As an incentive for GMA to convert their debt and accrued interest into shares of common stock, we retired the original 1,362,922 warrants and issued 2,725,844 pre-merger new warrants to purchase shares of our common stock at $0.18 per share. These warrants have a 3-year term starting March 31, 2020.

Stock Plan

We have adopted the 2012 Stock Incentive Plan for SBG (the “Plan”), which provides for the grant of common stock and stock options to employees. We have reserved 4,088,765 shares for issuance under the Plan. The option exercise price generally may not be less than the underlying stock’s fair market value at the date of the grant and generally have a term of ten years. On December 7, 2019, our Board of Directors granted 1,124,410 options to certain employees and consultants. None of these options were exercised at December 31, 2020. As of December 31, 2020, the total number of options available for grant is 306,657 under this plan.

We measure employee stock-based awards at the grant-date fair value and recognizes employee compensation expense on a straight-line basis over the vesting period of the award. Determining the appropriate fair value of stock-based awards requires the input of subjective assumptions, including the fair value of our common stock, and for stock options, the expected life of the option, and expected stock price volatility and exercise price. We used the Black-Scholes option pricing model to value its stock option awards. The assumptions used in calculating the fair value of stock- based awards represent management’s best estimates and involve inherent uncertainties and the application of management’s judgment. As a result, if factors change and management uses different assumptions, stock-based compensation expense could be materially different for future awards. The expected life of stock options was estimated using the “simplified method,” which calculates the expected term as the midpoint between the weighted average time to vesting and the contractual maturity, we have limited historical information to develop reasonable expectations about future exercise patterns and employment duration for its stock options grants. The simplified method is based on the average of the vesting tranches and the contractual life of each grant. For stock price volatility, we use comparable public companies as a basis for its expected volatility to calculate the fair value of options granted. The risk-free interest rate is based on U.S. Treasury notes with a term approximating the expected life of the option. The estimation of the number of stock awards that will ultimately vest requires judgment, and to the extent actual results or updated estimates differ from the Company’s current estimates, such amounts are recognized as an adjustment in the period in which estimates are revised.

We recognized stock-based compensation expense of $265,589 for the year ended December 31, 2019. There was no unrecognized compensation cost related to stock option awards for the year ended December 31, 2020.

Concurrently with the consummation of the Merger, options to purchase 825,000 SBG shares were converted to options to purchase 1,124,410 Splash Beverage Group, Inc. [Formerly known as Canfield Medical Supply, Inc.] shares.

		Weighted Average
	Options	Exercise Price

Outstanding - Beginning of 2019	-	$-
Granted	1,124,410	$0.77
Exercised	-	$-
Cancelled/forfeited	-	$-
Outstanding - December 31, 2019	1,124,410	$0.77

Granted	2,634,500	$0.75
Exercised	-	$-
Cancelled/forfeited	-	$-
Outstanding - December 31, 2020	3,758,910	$0.76

Exercisable at December 31, 2020	3,758,910	$0.76

Weighted average grant date fair value of options during year	2,634,500

Weighted average duration to expiration of outstanding options at December 31, 2020	4.6

In August 2020, we adopted a new incentive plan. The 2020 Long-Term Incentive Compensation Plan (the “Plan”) is established by Splash Beverage Group, Inc., a Colorado corporation (the “Company”), to create incentives which are designed to motivate Participants to put forth maximum effort toward the success and growth of the Company and to enable the Company to attract and retain experienced individuals who by their position, ability and diligence are able to make important contributions to the Company’s success. Toward these objectives, the Plan provides for the grant of Options, Restricted Stock Awards, Stock Appreciation Rights (“SARs”), Performance Units and Performance Bonuses to Eligible Employees and the grant of Nonqualified Stock Options, Restricted Stock Awards, SARs and Performance Units to Consultants and Eligible Directors, subject to the conditions set forth in the Plan. At December 31, 2020, the board approved the granting of 2,634,500 warrants were issued under this new plan. These warrants expire in 5 years.